Pension and Other Employee Benefits - LTIP - Additional Information (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Accrued expenses and other current liabilities	₱ 72,952	₱ 85,488	₱ 88,750
Long-term Incentive Plan [Member]
Disclosure of defined benefit plans [line items]
Accrued expenses for LTIP	0	1,136	₱ 839
Accrued incentive payable	₱ 0	₱ 3,406